Taxes on Income - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Carryforward tax losses	$ 25,081	$ 14,260
Other temporary differences
Total deferred tax assets	25,081	14,260
Less: Valuation Allowance	(25,081)	(13,400)
Net Deferred Tax Assets after Valuation Allowance		860
Deferred tax liabilities
Interested party loans and other		(860)
Intangible assets from acquisition (PPA)	(1,674)
Deferred tax assets (liabilities), net	$ (1,674)